UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2019

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments:

Putnam Short Term Investment Fund
The fund's portfolio
10/31/18 (Unaudited)

REPURCHASE AGREEMENTS (46.4%)(a)
	Principal amount	Value
Interest in $326,000,000 joint tri-party repurchase agreement dated 10/31/18 with Barclays Capital, Inc. due 11/1/18 - maturity value of $226,013,686 for an effective yield of 2.180% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 0.125% to 3.875% and due dates ranging from 4/15/21 to 8/15/40, valued at $332,540,154)	$226,000,000	$226,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 8/23/18 with BMO Capital Markets due 11/27/18 - maturity value of $25,138,542 for an effective yield of 2.100% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 1.000% to 3.750% and due dates ranging from 11/15/18 to 8/15/43, valued at $25,602,663)(IR)	25,000,000	25,000,000
Interest in $26,500,000 tri-party term repurchase agreement dated 8/25/17 with BNP Paribas, 2.410% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.200% to 7.625% and due dates ranging from 7/12/19 to 1/1/99, valued at $27,826,863)(IR)(EG)	26,500,000	26,500,000
Interest in $178,000,000 joint tri-party repurchase agreement dated 10/31/18 with BNP Paribas due 11/1/18 - maturity value of $49,003,008 for an effective yield of 2.210% (collateralized by various mortgage backed securities with coupon rates ranging from 2.079% to 6.000% and due dates ranging from 5/1/19 to 11/1/48, valued at $181,571,146)	49,000,000	49,000,000
Interest in $503,000,000 joint tri-party repurchase agreement dated 10/31/18 with Citigroup Global Markets, Inc. due 11/1/18 - maturity value of $167,917,354 for an effective yield of 2.220% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 0.750% to 2.250% and due dates ranging from 8/15/19 to 8/15/46, valued at $513,080,898)	167,907,000	167,907,000
Interest in $164,663,000 tri-party repurchase agreement dated 10/31/18 with Goldman, Sachs & Co. due 11/1/18 - maturity value of $164,673,017 for an effective yield of 2.190% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 10/1/24 to 10/1/48, valued at $167,956,260)	164,663,000	164,663,000
Interest in $350,000,000 joint tri-party repurchase agreement dated 10/31/18 with HSBC Bank USA, National Association due 11/1/18 - maturity value of $167,010,252 for an effective yield of 2.210% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 5.000% and due dates ranging from 12/1/29 to 9/1/48, valued at $357,021,916)	167,000,000	167,000,000
Interest in $50,000,000 tri-party repurchase agreement dated 10/31/18 with JPMorgan Securities, LLC due 11/1/18 - maturity value of $50,003,069 for an effective yield of 2.210% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 6.000% and due dates ranging from 8/1/28 to 10/1/48, valued at $51,003,131)	50,000,000	50,000,000
Interest in $100,000,000 tri-party repurchase agreement dated 10/31/18 with JPMorgan Securities, LLC due 11/1/18 - maturity value of $100,006,083 for an effective yield of 2.190% (collateralized by various U.S. Treasury notes with coupon rates ranging from 1.000% to 2.000% and due dates ranging from 11/15/19 to 7/31/22, valued at $102,006,294)	100,000,000	100,000,000
Interest in $250,922,000 joint tri-party repurchase agreement dated 10/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 11/1/18 - maturity value of $122,121,496 for an effective yield of 2.210% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 5.000% and due dates ranging from 10/1/28 to 10/1/48, valued at $255,940,440)	122,114,000	122,114,000
Interest in $100,000,000 tri-party term repurchase agreement dated 10/25/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 11/1/18 - maturity value of $100,042,778 for an effective yield of 2.200% (collateralized by a mortgage backed security with a coupon rate of 3.500% and a due date of 3/20/47, valued at $102,000,001)	100,000,000	100,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 10/24/18 with RBC Capital Markets, LLC, 2.440% (collateralized by various corporate bonds and notes with coupon rates ranging from zero % to 9.400% and due dates ranging from 5/30/19 to 10/15/48, valued at $26,252,184)(IR)(EG)	25,000,000	25,000,000

Total repurchase agreements (cost $1,223,184,000)		$1,223,184,000

COMMERCIAL PAPER (23.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	2.254	11/13/18	$12,000,000	$11,990,098
Apple, Inc.	2.322	12/11/18	15,000,000	14,960,948
Berkshire Hathaway Energy Co.	2.383	11/16/18	10,550,000	10,538,503
BPCE SA (France)	2.475	12/14/18	15,000,000	14,958,182
Canadian Imperial Bank of Commerce (Canada)	2.481	11/5/18	14,900,000	14,900,536
Commonwealth Bank of Australia (Australia)	2.491	12/7/18	14,000,000	14,003,514
Commonwealth Bank of Australia (Australia)	2.471	11/29/18	12,000,000	12,002,232
DNB Bank ASA (Norway)	2.451	12/21/18	15,000,000	15,003,765
Export Development Canada (Canada)	2.537	4/16/19	12,500,000	12,346,859
Export Development Canada (Canada)	2.417	2/11/19	14,500,000	14,398,401
Export Development Canada (Canada)	2.400	3/5/19	12,250,000	12,143,025
Export Development Canada (Canada)	2.399	3/1/19	19,250,000	19,088,052
GlaxoSmithKline Finance PLC (United Kingdom)	2.334	11/19/18	9,175,000	9,163,582
GlaxoSmithKline Finance PLC (United Kingdom)	2.332	11/14/18	15,000,000	14,986,350
HSBC Bank PLC 144A (United Kingdom)	2.471	11/1/18	14,000,000	14,000,084
HSBC Bank PLC 144A (United Kingdom)	2.461	11/5/18	17,000,000	17,000,561
HSBC USA, Inc. 144A	2.581	7/5/19	15,000,000	15,007,665
International Business Machines Corp.	2.346	12/10/18	13,000,000	12,967,023
International Business Machines Corp.	2.326	12/19/18	15,000,000	14,952,960
International Business Machines Corp.	2.306	12/3/18	10,000,000	9,979,219
Lloyds Bank PLC (United Kingdom)	2.511	12/7/18	14,000,000	14,003,808
Lloyds Bank PLC (United Kingdom)	2.205	11/21/18	10,000,000	9,986,572
LVMH Moet Hennessy Louis Vuitton, Inc.	2.355	11/26/18	13,000,000	12,978,199
National Australia Bank, Ltd. (Australia)	2.481	8/2/19	22,000,000	22,000,924
National Bank of Canada (Canada)	2.511	1/18/19	25,000,000	25,011,150
Nationwide Building Society (United Kingdom)	2.628	1/28/19	12,000,000	11,926,160
Nestle Capital Corp.	2.338	11/13/18	30,000,000	29,976,080
Nestle Finance International, Ltd. (Switzerland)	2.257	12/19/18	8,500,000	8,473,020
NRW.Bank (Germany)	2.292	12/4/18	7,750,000	7,733,143
Roche Holdings, Inc. (Switzerland)	2.214	12/3/18	5,000,000	4,989,610
Roche Holdings, Inc. (Switzerland)	2.214	11/21/18	20,000,000	19,973,843
Societe Generale SA (France)	2.324	11/26/18	12,000,000	11,981,011
Stanley Black & Decker, Inc.	2.432	11/6/18	13,000,000	12,994,631
Toronto-Dominion Bank (The) (Canada)	2.661	6/7/19	14,000,000	14,017,122
Total Capital Canada Ltd. (Canada)	2.275	12/3/18	20,000,000	19,957,155
Total Capital Canada Ltd. (Canada)	2.275	11/27/18	19,250,000	19,216,447
Toyota Motor Credit Corp.	2.491	4/29/19	14,500,000	14,497,477
Toyota Motor Credit Corp.	2.368	12/6/18	14,000,000	13,968,416
UBS AG/London (United Kingdom)	2.521	4/25/19	31,000,000	31,012,025
UnitedHealth Group, Inc.	2.387	12/3/18	11,000,000	10,974,812
Walmart, Inc.	2.315	12/3/18	18,000,000	17,962,066
Westpac Banking Corp. (Australia)	2.541	5/30/19	15,000,000	15,007,440

Total commercial paper (cost $623,007,377)				$623,032,670

CERTIFICATES OF DEPOSIT (18.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA	2.500	4/4/19	$21,000,000	$20,987,747
Bank of America, NA FRN	2.521	11/9/18	12,500,000	12,500,306
Bank of America, NA FRN	2.470	4/11/19	11,000,000	10,999,511
Bank of Montreal/Chicago, IL FRN (Canada)	2.551	2/25/19	13,000,000	13,006,994
Bank of Nova Scotia/Houston FRN	2.602	6/19/19	15,000,000	15,006,450
Canadian Imperial Bank of Commerce/New York, NY FRN	2.741	5/1/19	15,000,000	15,007,368
Canadian Imperial Bank of Commerce/New York, NY FRN	2.584	6/10/19	15,000,000	15,009,330
Canadian Imperial Bank of Commerce/New York, NY FRN	2.535	12/28/18	19,000,000	19,006,840
Citibank, NA	2.280	12/18/18	15,000,000	14,998,105
HSBC Bank USA, NA	2.457	2/8/19	11,250,000	11,253,229
Mitsubishi UFJ Trust & Banking Corp./NY	2.260	11/13/18	21,000,000	21,000,199
Mizuho Bank, Ltd./New York, NY	2.435	12/3/18	17,150,000	17,152,109
Nordea Bank ABP/New York, NY FRN	2.680	3/14/19	14,000,000	14,007,648
Nordea Bank ABP/New York, NY FRN	2.497	2/8/19	14,000,000	14,005,600
Nordea Bank ABP/New York, NY FRN	2.399	3/5/19	15,000,000	15,000,450
Rabobank Nederland NV/NY (Netherlands)	2.290	12/17/18	15,000,000	15,000,022
Royal Bank of Canada/New York, NY (Canada)	2.470	3/1/19	14,000,000	13,994,216
Royal Bank of Canada/New York, NY FRN (Canada)	2.507	12/7/18	14,000,000	14,003,514
Royal Bank of Canada/New York, NY FRN (Canada)	2.446	3/22/19	15,000,000	15,000,502
Skandinaviska Enskilda Banken AB/New York, NY FRN	2.397	3/6/19	15,000,000	15,000,390
Standard Chartered Bank/New York FRN	2.493	11/13/18	15,000,000	15,000,000
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.564	2/4/19	12,000,000	12,007,068
Svenska Handelsbanken/New York, NY FRN (Sweden)	2.557	7/8/19	15,000,000	15,006,795
Swedbank/New York FRN	2.492	12/31/18	13,000,000	13,003,718
Toronto-Dominion Bank (The)/NY FRN (Canada)	2.419	3/5/19	15,000,000	15,001,485
US Bank, NA/Cincinnati, OH FRN	2.411	5/13/19	28,500,000	28,493,873
US Bank, NA/Cincinnati, OH FRN	2.401	7/3/19	12,500,000	12,494,463
Wells Fargo Bank, NA FRN	2.660	3/25/20	9,000,000	8,991,180
Wells Fargo Bank, NA FRN	2.540	11/16/18	12,000,000	12,001,512
Wells Fargo Bank, NA FRN	2.500	11/15/18	19,000,000	19,001,938
Wells Fargo Bank, NA FRN	2.497	10/9/19	11,000,000	10,989,834
Westpac Banking Corp./NY FRN (Australia)	2.609	3/5/19	14,000,000	14,010,570
Westpac Banking Corp./NY FRN (Australia)	2.532	2/1/19	13,000,000	13,005,473

Total certificates of deposit (cost $490,905,988)				$490,948,439

ASSET-BACKED COMMERCIAL PAPER (9.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alpine Securitization, LLC	2.324	12/13/18	$10,000,000	$9,971,692
Atlantic Asset Securitization, LLC	2.303	11/7/18	11,000,000	10,995,209
Barclays Bank PLC CCP (United Kingdom)	2.314	11/27/18	15,000,000	14,974,305
Barclays Bank PLC CCP (United Kingdom)	2.313	11/15/18	8,500,000	8,491,996
Bedford Row Funding Corp.	2.481	11/5/18	14,000,000	14,000,504
CAFCO, LLC	2.264	11/16/18	10,000,000	9,989,693
Chariot Funding, LLC	2.263	11/28/18	12,000,000	11,978,263
CHARTA, LLC	2.378	12/14/18	5,700,000	5,683,747
Collateralized Commercial Paper II Co., LLC 144A	2.562	11/19/18	12,000,000	12,001,908
Collateralized Commercial Paper II Co., LLC 144A	2.481	1/24/19	12,500,000	12,504,638
CRC Funding, LLC	2.294	12/20/18	10,000,000	9,967,264
CRC Funding, LLC	2.264	11/20/18	15,000,000	14,980,917
Fairway Finance Co., LLC (Canada)	2.461	12/18/18	15,500,000	15,500,000
Fairway Finance Co., LLC (Canada)	2.451	1/14/19	15,000,000	15,000,000
Gotham Funding Corp. (Japan)	2.325	11/26/18	15,000,000	14,975,062
Liberty Street Funding, LLC (Canada)	2.338	11/15/18	15,000,000	14,985,750
LMA-Americas, LLC (France)	2.359	12/17/18	12,500,000	12,461,307
Manhattan Asset Funding Co., LLC (Japan)	2.335	11/30/18	7,345,000	7,330,677
Manhattan Asset Funding Co., LLC (Japan)	2.322	11/6/18	12,000,000	11,995,484
MetLife Short Term Funding, LLC	2.276	11/14/18	13,850,000	13,837,838
MetLife Short Term Funding, LLC	2.242	11/19/18	5,000,000	4,994,015
Old Line Funding, LLC	2.446	12/24/18	15,000,000	14,946,765

Total asset-backed commercial paper (cost $261,574,585)				$261,567,034

TIME DEPOSITS (0.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	2.190	11/1/18	$12,000,000	$12,000,000
Svenska Handelsbanken/New York, NY (Sweden)	2.130	11/1/18	12,000,000	12,000,000

Total time deposits (cost $24,000,000)				$24,000,000

CORPORATE BONDS AND NOTES (0.7%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value
Toyota Motor Credit Corp. (TMCC) sr. unsec. unsub. FRN Ser. MTN	(BBA LIBOR USD 3 Month + 0.15%), 2.516%	12/24/18	$18,750,000	$18,752,306

Total corporate bonds and notes (cost $18,756,146)				$18,752,306
TOTAL INVESTMENTS

Total investments (cost $2,641,428,096)				$2,641,484,449

	Key to holding's abbreviations
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2018 through October 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,638,390,154.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	66.8%
	Canada	16.8
	United Kingdom	5.5
	Australia	3.4
	France	1.5
	Sweden	1.5
	Japan	1.3
	Switzerland	1.3
	Norway	0.6
	Netherlands	0.6
	Cayman Islands	0.4
	Germany	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $1,249,343,289, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$261,567,034	$—
Certificates of deposit	—	490,948,439	—
Commercial paper	—	623,032,670	—
Corporate bonds and notes	—	18,752,306	—
Repurchase agreements	—	1,223,184,000	—
Time deposits	—	24,000,000	—

Totals by level	$—	$2,641,484,449	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2018